Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail)	12 Months Ended
	Jun. 24, 2015 USD ($) Restaurants Asset	Jun. 25, 2014 USD ($) Restaurants	Jun. 26, 2013 USD ($)
Fair Value Disclosures [Line Items]
Number Of Underperforming Restaurants | Restaurants	4	9
Carrying Value Of Impaired Long Lived Assets	$ 2,300,000	$ 5,800,000
Fair value of impaired long-lived asset	0	1,342,000
Impairment of Long-Lived Assets Held-for-use	2,300,000	4,500,000
Fair Value of Finite-Lived Franchise Rights	0	8,860,000
Impairment of franchise rights	440,000	0	$ 0
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Carrying Value Of Impaired Long Lived Assets	800,000
Fair value of impaired long-lived asset	$ 550,000	0
Number of Impaired Indefinite-Lived Assets | Asset	4
Carrying Value Of Impaired Indefinite Lived Assets	$ 600,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 200,000	0
Franchise Rights [Member]
Fair Value Disclosures [Line Items]
Number of Impaired Finite-lived Assets | Asset	1
Fair Value of Finite-Lived Franchise Rights	$ 0	8,900,000
Impairment of franchise rights	400,000
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value of Finite-Lived Franchise Rights	0	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value of Finite-Lived Franchise Rights	0	0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	550,000	0
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	1,342,000
Fair Value of Finite-Lived Franchise Rights	0	8,860,000
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 0	$ 0